Cover Page	Jan. 17, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 17, 2025
Exact name of registrant as specified in its charter	OUTFRONT Media Inc.
State or other jurisdiction of incorporation	MD
Commission File Number	001-36367
I.R.S. Employer Identification Number	46-4494703
Entity Address, Address Line One	90 Park Avenue, 9th Floor
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Zip Code	10016
City Area Code	212
Registrant's telephone number	297-6400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01, par value
Trading Symbol	OUT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001579877
Current Fiscal Year End Date	--12-31
Amendment Flag	false